UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212

 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212

(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Ticker Symbol: (TDVFX)

SEMI-ANNUAL REPORT
March 31, 2015

Towle Deep Value Fund
A series of Investment Managers Series Trust

Table of Contents

Letter to Shareholders	1
Fund Performance	3
Schedule of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Expense Example	16

This report and the financial statements contained herein are provided for the general information of the shareholders of the Towle Deep Value Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.towlefund.com

TOWLE & CO.
D E E P   V A L U E    I N V E S T I N G
1-888-998-6953

April 2015

To Our Shareholders:

Following a strong finish to 2014, the portfolio hit unsettled waters to begin the New Year. Increasing downward pressure on oil and natural gas prices sent ripples through equity valuations in the energy space. While the disruption had a near-term negative impact on investment performance, we viewed the price decline as an attractive opportunity to reposition portions of the portfolio.

For the six months ended March 31, 2015, the Towle Deep Value Fund (the “Fund”) produced a total return of 11.00% compared to a total return of 11.56% for the Russell 2000 Value Index and 5.93% for the S&P 500 Index.

For the 12 months ended March 31, 2015, the Fund produced a total return of 1.13% compared to a total return of 4.43% for the Russell 2000 Value Index and 12.73% for the S&P 500 Index.

From inception to date, the Fund has compounded capital at a 17.61% annualized rate of return compared to 16.10% for the Russell 2000 Value Index and 17.44% for the S&P 500 Index.

During the six months ending March 31, 2015, a noteworthy change in sector representation occurred as we moved capital from the Consumer area to Energy and Industrials. Shifts in the portfolio’s composition, including both additions and deletions, provide us with increased optimism for long term upside potential. In our view, the Fund’s portfolio remains appealingly priced when measured by consensus Capital IQ forward price-to-earnings (P/E).

	Median Forward P/E
	2015	2016
Towle Deep Value Fund	10.7	9.8
S&P 500	16.3	15.4

Since the Great Recession of 2008-2009, U.S. corporations have staged a remarkable turnaround, generating historically high profit margins and providing financial strength and stability to the worldwide economic landscape. Today, good news abounds for the U.S. economy: interest rates remain at historically low levels; declining energy costs assist the consumer in spending and saving; consumer confidence trends up to the highest levels in six years; inflation is subdued; the Misery Index (unemployment + inflation) reaches a twenty year low; corporate profits reach all-time highs; the dollar advances proclaiming the inherent strengths of the U.S. economy; the annual Federal deficit declines.

In response to these upbeat economic conditions, the equity market propels most stock prices to levels that fully reflect underlying value. With the exception of energy related companies, the bargain bin is limited. The Rule of 20, a popular valuation measure stating that the stock market is fairly valued when the sum of the average P/E ratio and the rate of inflation is equal to 20, suggests caution ahead. Using the Value Line P/E, the chart below shows that a pick-up in the rate of inflation to just 2% would move the Index into an overvaluation reading.

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month end please call 1-888-998-6953.

Rule of 20
July ‘08	March ‘09	March ‘15
21.1	11.7	19.2
Market High	Market Low	Now

Additionally, the investment community is concerned that earnings will soften, pressuring stock prices. Surely, this view is understandable in light of the dramatically rising dollar, the anticipated advance in interest rates, the likelihood of increasing wage costs, and the historically high profit margins currently realized by Corporate America. Also, the impact from the eventual unwinding of easy money from the Federal Reserve Bank poses a substantial, unknown risk to equity markets.

Of course, we know not the answer to these immediate uncertainties, but we conclude, without any doubt, that the highly connected, global economic system will prosper, benefitting billions of folks in the long run. A reassurance regarding this conclusion comes from President Franklin D. Roosevelt in his fourth and final inaugural address when quoting Dr. Peabody, his schoolmaster at Groton, “Things in life will not always run smoothly. Sometimes we will be rising toward the heights – then all will seem to reverse itself and start downward.  The great fact to remember is the trend of civilization itself is forever upward; that a line drawn through the middle of the peaks and valleys of the centuries always has an upward trend.”

At Towle & Co., we strive diligently to make investment decisions that meet the strict criteria of our deep value investment strategy. We will not compromise nor alter our investment process which has been practiced and honed for over three decades. History suggests that a patient, dedicated approach to deep value investing can deliver attractive results over the long run.

Thank you for investing with us and for your continued confidence.

J. Ellwood Towle
Christopher D. Towle
Peter J. Lewis, CFA
James M. Shields, CFA
Wesley R. Tibbetts, CFA

Stock fund prices fluctuate and investors may lose principal value. Micro-cap, small-cap and mid-cap stocks involve greater risks, and they can fluctuate in price more than larger company stocks. Foreign investments present additional risk due to currency exchange rate fluctuations, economic developments, political instability, and other factors. The Fund is non-diversified which increases the risk that the value of the Fund could go down because of the poor performance of a single investment. A value oriented investing style may go in and out of favor which may cause the Fund to sometimes underperform other equity funds.

Instances of high double-digit returns are extraordinary and may not be repeated. The recent growth rate in the stock market has helped to produce short-term returns for some asset classes that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes.

The views in this shareholder letter were those of the Advisor as of the letter’s publication date and may not reflect their views on the date this letter is first distributed or anytime thereafter. These views are intended to assist readers in understanding the Fund’s investment methodology and do not constitute investment advice.

Towle Deep Value Fund
FUND PERFORMANCE at March 31, 2015 (Unaudited)

This graph compares a hypothetical $50,000 investment in the Fund, made at its inception, with a similar investment in the Russell 2000 Value Index.  The value of the Russell 2000 Value Index on October 28, 2011 is used as the beginning value on October 31, 2011.  Results include reinvestment of all dividends and capital gains.

The Russell 2000 Value Index measures the performance of the small-cap value segment of the U.S. equity universe. This Index does not reflect expenses, fees or sales charge, which would lower performance. The Index is unmanaged and it is not possible to invest in an index.

Average Annual Total Returns as of March 31, 2015	6 Months	1 Year	3 Years	Since Inception (10/31/11)
Towle Deep Value Fund	11.00%	1.13%	18.78%	17.61%
Russell 2000 Value Index	11.56%	4.43%	14.79%	16.10%

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.  The most recent month end performance may be obtained by calling1-888-99TOWLE (888-998-6953).

Instances of high double-digit returns are extraordinary and may not be repeated.  The recent growth rate in the stock market has helped produce short-term returns for some asset classes that are not typical and may not continue in the future.  Because of ongoing market volatility, fund performance may be subject to substantial short-term changes.

Gross and net expense ratios for the Fund were 1.32% and 1.20%, respectively, which were stated in the current prospectus. The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses. In the absence of such waivers, the Fund's returns would have been lower.   The contractual fee waivers are in effect until January 31, 2016.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.    Shares redeemed within 90 days of purchase will be charged 2.00% redemption fee.

Towle Deep Value Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.7%
	CONSUMER, CYCLICAL – 24.0%
131,590	Goodyear Tire & Rubber Co.	$3,563,457
112,790	Hawaiian Holdings, Inc.*	2,484,200
97,000	Ingram Micro, Inc. - Class A*	2,436,640
168,450	Meritor, Inc.*	2,124,155
68,740	Navistar International Corp.*	2,027,830
208,650	SkyWest, Inc.	3,048,376
133,460	Titan Machinery, Inc.*	1,781,691
		17,466,349
	CONSUMER, NON-CYCLICAL – 2.7%
81,340	PHH Corp.*	1,965,988

	ENERGY – 22.7%
311,640	Cloud Peak Energy, Inc.*	1,813,745
420,140	McDermott International, Inc.*1	1,613,338
584,820	Paragon Offshore PLC[1]	760,266
773,190	Parker Drilling Co.*	2,698,433
82,270	PBF Energy, Inc. - Class A	2,790,598
137,920	Peabody Energy Corp.	678,566
227,050	Renewable Energy Group, Inc.*	2,093,401
212,150	Swift Energy Co.*	458,244
57,140	Valero Energy Corp.	3,635,247
		16,541,838
	FINANCIAL – 8.0%
41,662	Argo Group International Holdings Ltd.[1]	2,089,349
48,390	CNA Financial Corp.	2,004,798
23,820	Hanover Insurance Group, Inc.	1,728,855
		5,823,002
	INDUSTRIAL – 33.8%
232,290	Aegean Marine Petroleum Network, Inc.[1]	3,338,007
86,080	Air Transport Services Group, Inc.*	793,658
68,870	Atlas Air Worldwide Holdings, Inc.*	2,962,787
35,090	Chicago Bridge & Iron Co. N.V.[1]	1,728,533
263,750	Flextronics International Ltd.*1	3,343,031
189,360	General Cable Corp.	3,262,673
93,040	Global Brass & Copper Holdings, Inc.	1,437,468
123,650	Sanmina Corp.*	2,991,094
366,520	Star Bulk Carriers Corp.*1	1,330,468
89,750	Tidewater, Inc.	1,717,815
89,720	Trinseo S.A.*1	1,776,456
		24,681,990
	TECHNOLOGY – 3.5%
112,420	Unisys Corp.*	2,609,268

Towle Deep Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Value

COMMON STOCKS (Continued)
TOTAL COMMON STOCKS (Cost $64,989,417)	$69,088,435

Principal Amount

	SHORT-TERM INVESTMENTS – 5.3%
$3,826,755	UMB Money Market Fiduciary, 0.01%[2]	3,826,755

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,826,755)	3,826,755

	TOTAL INVESTMENTS – 100.0% (Cost $68,816,172)	72,915,190
	Other Assets in Excess of Liabilities – 0.0%	20,047

	TOTAL NET ASSETS – 100.0%	$72,935,237

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Towle Deep Value Fund
SUMMARY OF INVESTMENTS
As of March 31, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrial	33.8%
Consumer, Cyclical	24.0%
Energy	22.7%
Financial	8.0%
Technology	3.5%
Consumer, Non-cyclical	2.7%
Total Common Stocks	94.7%
Short-Term Investments	5.3%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Towle Deep Value Fund
STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2015 (Unaudited)

Assets:
Investments, at value (cost $68,816,172)	$72,915,190
Receivables:
Fund shares sold	111,485
Investment securities sold	106,511
Dividends and interest	15,115
Prepaid expenses	14,456
Total assets	73,162,757

Liabilities:
Payables:
Investment securities purchased	131,863
Advisory fees	45,758
Shareholder servicing fees (Note 7)	7,797
Transfer agent fees and expenses	8,843
Auditing fees	8,737
Fund accounting fees	5,868
Fund administration fees	5,663
Custody fees	2,743
Chief Compliance Officer fees	1,906
Trustees' fees and expenses	1,263
Accrued other expenses	7,079
Total liabilities	227,520

Net Assets	$72,935,237

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$64,191,168
Accumulated net investment loss	(95,364)
Accumulated net realized gain on investments	4,740,415
Net unrealized appreciation on investments	4,099,018
Net Assets	$72,935,237

Number of shares issued and outstanding	4,528,011
Net asset value per share	$16.11
See accompanying Notes to Financial Statements.

Towle Deep Value Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2015 (Unaudited)

Investment Income:
Dividends (net of foreign tax withholding of $368)	$426,159
Interest	143
Total investment income	426,302

Expenses:
Advisory fees	265,498
Administration fees	35,408
Shareholder servicing fees (Note 7)	26,873
Transfer agent fees and expenses	22,255
Fund accounting fees	18,265
Registration fees	12,964
Auditing fees	8,727
Custody fees	8,601
Legal fees	6,981
Chief Compliance Officer fees	5,735
Shareholder reporting fees	4,987
Miscellaneous	4,226
Trustees' fees and expenses	2,992
Insurance fees	608
Total expenses	424,120
Advisory fees waived	(20,863)
Net expenses	403,257
Net investment income	23,045

Realized and Unrealized Gain on Investments:
Net realized gain on investments	4,777,820
Net change in unrealized appreciation/depreciation on investments	2,182,093
Net realized and unrealized gain on investments	6,959,913

Net Increase in Net Assets from Operations	$6,982,958
See accompanying Notes to Financial Statements.

Towle Deep Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$23,045	$(215,612)
Net realized gain on investments	4,777,820	3,027,211
Net change in unrealized appreciation/depreciation on investments	2,182,093	(3,522,951)
Net increase (decrease) in net assets resulting from operations	6,982,958	(711,352)

Distributions to Shareholders:
From net realized gains	(2,099,042)	(1,971,757)
Total distributions to shareholders	(2,099,042)	(1,971,757)

Capital Transactions:
Net proceeds from shares sold	13,319,901	28,880,735
Reinvestment of distributions	2,075,708	1,952,444
Cost of shares redeemed[1]	(6,716,266)	(7,925,035)
Net increase in net assets from capital transactions	8,679,343	22,908,144

Total increase in net assets	13,563,259	20,225,035

Net Assets:
Beginning of period	59,371,978	39,146,943
End of period	$72,935,237	$59,371,978

Accumulated net investment loss	$(95,364)	$(118,409)

Capital Share Transactions:
Shares sold	864,248	1,782,717
Shares reinvested	131,791	127,611
Shares redeemed	(434,780)	(500,237)
Net increase in capital share transactions	561,259	1,410,091

[1]	Net of redemption fee proceeds of $4,206 and $5,696, respectively.
See accompanying Notes to Financial Statements.

Towle Deep Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2015 (Unaudited)		For the Year Ended September 30, 2014		For the Year Ended September 30, 2013		For the Period October 31, 2011* through September 30, 2012

Net asset value, beginning of period	$14.97		$15.31		$10.05		$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.01		(0.07)		(0.02)		-	[2]
Net realized and unrealized gain on investments	1.62		0.44		5.30		0.05
Total from investment operations	1.63		0.37		5.28		0.05
Less Distributions:
From net investment income	-		-		(0.01)		-
From net realized gains	(0.49)		(0.71)		(0.01)		-
Total distributions	(0.49)		(0.71)		(0.02)		-

Redemption fee proceeds	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$16.11		$14.97		$15.31		$10.05

Total return[3]	11.00%	[4]	2.32%		52.55%		0.50%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$72,935		$59,372		$39,147		$6,380

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.26%	[5]	1.32%		2.14%		5.13%	[5]
After fees waived and expenses absorbed	1.20%	[5]	1.20%		1.20%		1.20%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.01%	[5]	(0.53)%		(1.05)%		(3.93)%	[5]
After fees waived and expenses absorbed	0.07%	[5]	(0.41)%		(0.11)%		0.00%	[5]
Portfolio turnover rate	25%	[4]	23%		43%		34%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
See accompanying Notes to Financial Statements.

Towle Deep Value Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2015 (Unaudited)

Note 1 – Organization
Towle Deep Value Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek long-term capital appreciation.  The Fund commenced investment operations on October 31, 2011.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Towle Deep Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2015 (Unaudited)

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  For the six months ended March 31, 2015, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Towle & Co. (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.79% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses to 1.20% of the Fund's average daily net assets.  This agreement is effective until January 31, 2016, and may be terminated by the Trust’s Board of Trustees.

For the six months ended March 31, 2015, the Advisor waived advisory fees of $20,863.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they are waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At March 31, 2015, the amount of these potentially receivable expenses was $417,627.  The Advisor may recapture all or a portion of this amount no later than September 30 of the years stated below:

Towle Deep Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2015 (Unaudited)

2015	$177,599
2016	157,657
2017	61,508
2018	20,863

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator.  UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended March 31, 2015, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  Prior to October 2014, Cipperman & Co. provided CCO services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended March 31, 2015, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At March 31, 2015, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$68,853,567

Gross unrealized appreciation	14,548,734
Gross unrealized depreciation	(10,487,111)

Net unrealized appreciation on investments	$4,061,623

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	2,099,032
Accumulated earnings	2,099,032

Accumulated capital and other losses	(118,409)
Unrealized appreciation on investments	1,879,530
Total accumulated earnings	$3,860,153

Towle Deep Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2015 (Unaudited)

The tax character of distributions paid during the fiscal years ended September 30, 2014 and September 30, 2013 were as follows:

Distribution paid from:	2014	2013
Ordinary income	$731,355	$9,939
Long-term capital gains	1,240,402	-
Total distributions paid	$1,971,757	$9,939

The Fund has $118,409 in qualified late-year losses, which are deferred until fiscal year 2015 for tax purposes.  Net late-year ordinary losses incurred after December 31 and within the taxable year and net late-year specified losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase.  For the six months ended March 31, 2015, the Fund received $4,206 in redemption fees.

Note 6 – Investment Transactions
For the six months ended March 31, 2015, purchases and sales of investments, excluding short-term investments, were $20,353,195 and $16,492,784, respectively.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended March 31, 2015, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Towle Deep Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2015 (Unaudited)

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$69,088,435	$-	$-	$69,088,435
Short-Term Investments	3,826,755	-	-	3,826,755
Total Investments	$72,915,190	$-	$-	$72,915,190

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major sector classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 10 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Towle Deep Value Fund
EXPENSE EXAMPLE
For the Six Months Ended March 31, 2015 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 through March 31, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	10/1/14	3/31/15	10/1/14 – 3/31/15
Actual Performance	$ 1,000.00	$ 1,110.00	$ 6.31
Hypothetical (5% annual return before expenses)	1,000.00	1,018.95	6.04

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Towle Deep Value Fund
a series of Investment Managers Series Trust

Investment Advisor
Towle & Co.
1610 Des Peres Road, Suite 250
St. Louis, MO  63131

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, MO  64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Towle Deep Value Fund	TDVFX	461 418 360

Privacy Principles of the Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Towle Deep Value Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1-888-99TOWLE (888-998-6953) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 1-888-99TOWLE (888-998-6953) or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at 1-888-99TOWLE (888-998-6953). The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800- SEC-0330.

Towle Deep Value Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: 1-888-99TOWLE (888-998-6953)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	6/5/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	6/5/2015

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	6/5/2015